Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	$ 1,022,851	$ 1,179,620	$ 3,997,490	$ 2,894,390	$ 4,299,717	$ 1,212,870
Agency (Managed Services, Branded Content, & Talent Management Services) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	442,867	555,766	1,613,924	1,472,902	2,256,546	1,100,199
Platform (Creator Subscriptions) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	230,212	611,714	1,138,812	1,370,581	1,926,135	70,623
Ecommerce (Tangible products) [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	347,944	4,153	1,237,634	9,679	90,433
Affiliate Sales [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue	1,828	7,619	7,120	23,425	26,453	33,748
Other Revenue [Member]
Significant Accounting Policies and Practices (Details) - Schedule of revenue disaggregated by revenue [Line Items]
Net revenue		$ 368		$ 17,803	$ 150	$ 8,300